Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value GBP 0.001 per share, represented by American depositary shares, issuable under the Omnibus Incentive Plan and the ESPP (1)
Amount Registered | shares	13,821,271
Proposed Maximum Offering Price per Unit	208.69
Maximum Aggregate Offering Price	$ 2,884,361,044.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 398,330.26
Offering Note
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement on Form S-8 (the “Registration Statement”) covers any additional ordinary shares, nominal value GBP 0.001 per share (“Ordinary Shares”), of Arm Holdings plc (the “Registrant”), represented by American depositary shares (“ADSs”), that become issuable under the Arm Holdings plc 2023 Omnibus Incentive Plan with the Non-Employee Sub-Plan and the France and Israel Sub-Plans (as amended, the “Omnibus Incentive Plan”) and the Arm Holdings plc 2024 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares.
The Ordinary Shares that may be issued pursuant to the Registration Statement may be represented by ADSs each of which represents one Ordinary Share. ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-274128).
Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices per ADS of the Registrant as reported on the Nasdaq Global Select Market on May 12, 2026, of $208.69.The number of Ordinary Shares under the column “Amount Registered” represents the aggregate number of Ordinary Shares (or ADSs representing Ordinary Shares) that may be issued or sold and issued under the Omnibus Incentive Plan and the ESPP, respectively, pursuant to the Registration Statement.